Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease
Lease

Note 6 – Lease

In March 2022, the Company entered into an operating lease for a warehouse, with a term of eighteen (18) months. In July 2023, the Company amended the contract and extended the lease term to July 2025. In May 2025, the Company terminated this lease and wrote off of right-of use asset and lease liability.

In January 2025, the Company entered into an operating lease for our office and warehouse. The commencement date is April 1, 2025, and the termination date is March 31, 2030. The Company records a security deposit of $36,991.

Short-term lease

The Company has some rental equipment with a month-to-month contract and leases mobile office space, used in our warehouse location, which is under a one year lease agreement and expires July 28, 2026.

For the three and nine months ended September 30, 2025 and 2024, right-of-use asset and lease information about the Company’s operating lease consist of:

	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
The components of lease expense were as follows:
Operating lease cost	$51,379	$21,498	$138,688	$64,494
Short-term lease cost	11,307	27,603	53,272	47,644
Variable lease cost	17,320	3,996	30,524	15,278
Total lease cost	$80,006	$53,097	$222,484	$127,416

Supplemental cash flow information related to leases was as follows:

	Nine months ended
	September 30,
	2025	2024
Cash paid for operating cash flows from operating leases	$163,194	$71,954
Right-of-use asset obtained in exchange for new operating lease liabilities	$865,218	$-

Weighted-average remaining lease term - operating leases (year)	4.50	0.83
Weighted-average discount rate — operating leases	7.00%	6.50%

The following table outlines maturities of our lease liabilities as of September 30, 2025:

Year ending December 31,
2025 - remaining three months	$47,430
2026	195,412
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486
932,725
Less: Imputed interest	(133,595)
Operating lease liabilities	$799,130

Note 7 – Lease

In March 2022, the Company has entered into an operating lease for the office, with the term of 18 months. In July 2023, the Company amended the contract and extended the lease term to July 2025.

For the years ended December 31, 2024 and 2023, right-of-use asset and lease information about the Company’s operating lease consist of:

	Year Ended
	December 31,
	2024	2023
The components of lease expense were as follows:
Operating lease cost	$85,992	$70,830
Short-term lease cost	75,252	8,816
Variable lease cost	22,125	8,698
Total lease cost	$183,369	$88,344

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31,
	2024	2023
Cash paid for operating cash flows from operating leases	$98,917	$79,528
Right-of-use asset obtained in exchange for new operating lease liabilities	$-	$161,665

Weighted-average remaining lease term - operating leases (year)	0.58	1.58
Weighted-average discount rate — operating leases	6.50%	6.50%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$49,347	$129,683

Operating lease liabilities:
Current portion	$50,047	$80,136
Non-current portion	-	50,047
	$50,047	$130,183

The following table outlines maturities of our lease liabilities as of December 31, 2024:

Year ended December 31,

2025	$50,862
Thereafter	-
50,862
Less: Imputed interest	(815)
Operating lease liabilities	$50,047